Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000054207 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(1.40%)	[2]
Percent of Net Short Exposure	(0.90%)	[3]
C000054207 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
Percent of Total Long Exposure	4.40%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	4.90%	[3]
C000054207 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[1]
Percent of Total Long Exposure	45.70%	[2]
Percent of Total Short Exposure	(16.20%)	[2]
Percent of Net Long Exposure	44.80%	[3]
C000054207 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.90%	[4]
C000054207 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	0.20%	[3]
C000054207 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(0.60%)	[2]
Percent of Net Long Exposure	0.10%	[3]
C000054207 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(1.90%)	[2]
Percent of Net Short Exposure	(0.70%)	[3]
C000054207 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(17.40%)	[2]
Percent of Net Long Exposure	4.80%	[3]
C000054207 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Percent of Total Long Exposure	5.60%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	7.80%	[3]
C000054207 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.00%	[5]
C000054207 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(25.70%)	[2]
Percent of Net Long Exposure	3.20%	[3]
C000054207 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[1]
Percent of Total Long Exposure	3.20%	[2]
Percent of Total Short Exposure	(3.80%)	[2]
Percent of Net Long Exposure	11.50%	[3]
C000054207 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Percent of Total Long Exposure	2.20%	[2]
Percent of Total Short Exposure	(2.10%)	[2]
Percent of Net Long Exposure	2.80%	[3]
C000054207 [Member] | Equity Asia Pacific Ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Percent of Total Long Exposure	3.00%	[2]
Percent of Total Short Exposure	(1.40%)	[2]
Percent of Net Long Exposure	2.90%	[3]
C000054207 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(5.30%)	[2]
Percent of Net Short Exposure	(1.20%)	[3]
C000054207 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(4.00%)	[2]
Percent of Net Short Exposure	(1.30%)	[3]
C000054207 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Percent of Total Long Exposure	2.70%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	5.10%	[3]
C000054207 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	0.10%	[3]
C000054210 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(1.40%)	[7]
Percent of Net Short Exposure	(0.90%)	[8]
C000054210 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
Percent of Total Long Exposure	4.40%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	4.90%	[8]
C000054210 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[6]
Percent of Total Long Exposure	45.70%	[7]
Percent of Total Short Exposure	(16.20%)	[7]
Percent of Net Long Exposure	44.80%	[8]
C000054210 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.90%	[9]
C000054210 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	0.20%	[8]
C000054210 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(0.60%)	[7]
Percent of Net Long Exposure	0.10%	[8]
C000054210 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(1.90%)	[7]
Percent of Net Short Exposure	(0.70%)	[8]
C000054210 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(17.40%)	[7]
Percent of Net Long Exposure	4.80%	[8]
C000054210 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
Percent of Total Long Exposure	5.60%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	7.80%	[8]
C000054210 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.00%	[10]
C000054210 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(25.70%)	[7]
Percent of Net Long Exposure	3.20%	[8]
C000054210 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[6]
Percent of Total Long Exposure	3.20%	[7]
Percent of Total Short Exposure	(3.80%)	[7]
Percent of Net Long Exposure	11.50%	[8]
C000054210 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
Percent of Total Long Exposure	2.20%	[7]
Percent of Total Short Exposure	(2.10%)	[7]
Percent of Net Long Exposure	2.80%	[8]
C000054210 [Member] | Equity Asia Pacific Ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
Percent of Total Long Exposure	3.00%	[7]
Percent of Total Short Exposure	(1.40%)	[7]
Percent of Net Long Exposure	2.90%	[8]
C000054210 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(5.30%)	[7]
Percent of Net Short Exposure	(1.20%)	[8]
C000054210 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(4.00%)	[7]
Percent of Net Short Exposure	(1.30%)	[8]
C000054210 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
Percent of Total Long Exposure	2.70%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	5.10%	[8]
C000054210 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	0.10%	[8]
C000054211 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(1.40%)	[12]
Percent of Net Short Exposure	(0.90%)	[13]
C000054211 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[11]
Percent of Total Long Exposure	4.40%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	4.90%	[13]
C000054211 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[11]
Percent of Total Long Exposure	45.70%	[12]
Percent of Total Short Exposure	(16.20%)	[12]
Percent of Net Long Exposure	44.80%	[13]
C000054211 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.90%	[14]
C000054211 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	0.20%	[13]
C000054211 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(0.60%)	[12]
Percent of Net Long Exposure	0.10%	[13]
C000054211 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(1.90%)	[12]
Percent of Net Short Exposure	(0.70%)	[13]
C000054211 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(17.40%)	[12]
Percent of Net Long Exposure	4.80%	[13]
C000054211 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
Percent of Total Long Exposure	5.60%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	7.80%	[13]
C000054211 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.00%	[15]
C000054211 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(25.70%)	[12]
Percent of Net Long Exposure	3.20%	[13]
C000054211 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[11]
Percent of Total Long Exposure	3.20%	[12]
Percent of Total Short Exposure	(3.80%)	[12]
Percent of Net Long Exposure	11.50%	[13]
C000054211 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
Percent of Total Long Exposure	2.20%	[12]
Percent of Total Short Exposure	(2.10%)	[12]
Percent of Net Long Exposure	2.80%	[13]
C000054211 [Member] | Equity Asia Pacific Ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
Percent of Total Long Exposure	3.00%	[12]
Percent of Total Short Exposure	(1.40%)	[12]
Percent of Net Long Exposure	2.90%	[13]
C000054211 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(5.30%)	[12]
Percent of Net Short Exposure	(1.20%)	[13]
C000054211 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(4.00%)	[12]
Percent of Net Short Exposure	(1.30%)	[13]
C000054211 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
Percent of Total Long Exposure	2.70%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	5.10%	[13]
C000054211 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	0.10%	[13]
C000054212 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(1.40%)	[17]
Percent of Net Short Exposure	(0.90%)	[18]
C000054212 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[16]
Percent of Total Long Exposure	4.40%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	4.90%	[18]
C000054212 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[16]
Percent of Total Long Exposure	45.70%	[17]
Percent of Total Short Exposure	(16.20%)	[17]
Percent of Net Long Exposure	44.80%	[18]
C000054212 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.90%	[19]
C000054212 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	0.20%	[18]
C000054212 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(0.60%)	[17]
Percent of Net Long Exposure	0.10%	[18]
C000054212 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(1.90%)	[17]
Percent of Net Short Exposure	(0.70%)	[18]
C000054212 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(17.40%)	[17]
Percent of Net Long Exposure	4.80%	[18]
C000054212 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
Percent of Total Long Exposure	5.60%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	7.80%	[18]
C000054212 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.00%	[20]
C000054212 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(25.70%)	[17]
Percent of Net Long Exposure	3.20%	[18]
C000054212 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[16]
Percent of Total Long Exposure	3.20%	[17]
Percent of Total Short Exposure	(3.80%)	[17]
Percent of Net Long Exposure	11.50%	[18]
C000054212 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[16]
Percent of Total Long Exposure	2.20%	[17]
Percent of Total Short Exposure	(2.10%)	[17]
Percent of Net Long Exposure	2.80%	[18]
C000054212 [Member] | Equity Asia Pacific Ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
Percent of Total Long Exposure	3.00%	[17]
Percent of Total Short Exposure	(1.40%)	[17]
Percent of Net Long Exposure	2.90%	[18]
C000054212 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(5.30%)	[17]
Percent of Net Short Exposure	(1.20%)	[18]
C000054212 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(4.00%)	[17]
Percent of Net Short Exposure	(1.30%)	[18]
C000054212 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[16]
Percent of Total Long Exposure	2.70%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	5.10%	[18]
C000054212 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	0.10%	[18]
C000054214 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(1.40%)	[22]
Percent of Net Short Exposure	(0.90%)	[23]
C000054214 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[21]
Percent of Total Long Exposure	4.40%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	4.90%	[23]
C000054214 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[21]
Percent of Total Long Exposure	45.70%	[22]
Percent of Total Short Exposure	(16.20%)	[22]
Percent of Net Long Exposure	44.80%	[23]
C000054214 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.90%	[24]
C000054214 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	0.20%	[23]
C000054214 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(0.60%)	[22]
Percent of Net Long Exposure	0.10%	[23]
C000054214 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(1.90%)	[22]
Percent of Net Short Exposure	(0.70%)	[23]
C000054214 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(17.40%)	[22]
Percent of Net Long Exposure	4.80%	[23]
C000054214 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
Percent of Total Long Exposure	5.60%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	7.80%	[23]
C000054214 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.00%	[25]
C000054214 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(25.70%)	[22]
Percent of Net Long Exposure	3.20%	[23]
C000054214 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[21]
Percent of Total Long Exposure	3.20%	[22]
Percent of Total Short Exposure	(3.80%)	[22]
Percent of Net Long Exposure	11.50%	[23]
C000054214 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[21]
Percent of Total Long Exposure	2.20%	[22]
Percent of Total Short Exposure	(2.10%)	[22]
Percent of Net Long Exposure	2.80%	[23]
C000054214 [Member] | Equity Asia Pacific Ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
Percent of Total Long Exposure	3.00%	[22]
Percent of Total Short Exposure	(1.40%)	[22]
Percent of Net Long Exposure	2.90%	[23]
C000054214 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(5.30%)	[22]
Percent of Net Short Exposure	(1.20%)	[23]
C000054214 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(4.00%)	[22]
Percent of Net Short Exposure	(1.30%)	[23]
C000054214 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[21]
Percent of Total Long Exposure	2.70%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	5.10%	[23]
C000054214 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	0.10%	[23]
C000054216 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(1.40%)	[27]
Percent of Net Short Exposure	(0.90%)	[28]
C000054216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[26]
Percent of Total Long Exposure	4.40%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	4.90%	[28]
C000054216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[26]
Percent of Total Long Exposure	45.70%	[27]
Percent of Total Short Exposure	(16.20%)	[27]
Percent of Net Long Exposure	44.80%	[28]
C000054216 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.90%	[29]
C000054216 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	0.20%	[28]
C000054216 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(0.60%)	[27]
Percent of Net Long Exposure	0.10%	[28]
C000054216 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(1.90%)	[27]
Percent of Net Short Exposure	(0.70%)	[28]
C000054216 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(17.40%)	[27]
Percent of Net Long Exposure	4.80%	[28]
C000054216 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[26]
Percent of Total Long Exposure	5.60%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	7.80%	[28]
C000054216 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.00%	[30]
C000054216 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(25.70%)	[27]
Percent of Net Long Exposure	3.20%	[28]
C000054216 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[26]
Percent of Total Long Exposure	3.20%	[27]
Percent of Total Short Exposure	(3.80%)	[27]
Percent of Net Long Exposure	11.50%	[28]
C000054216 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
Percent of Total Long Exposure	2.20%	[27]
Percent of Total Short Exposure	(2.10%)	[27]
Percent of Net Long Exposure	2.80%	[28]
C000054216 [Member] | Equity Asia Pacific Ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[26]
Percent of Total Long Exposure	3.00%	[27]
Percent of Total Short Exposure	(1.40%)	[27]
Percent of Net Long Exposure	2.90%	[28]
C000054216 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(5.30%)	[27]
Percent of Net Short Exposure	(1.20%)	[28]
C000054216 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(4.00%)	[27]
Percent of Net Short Exposure	(1.30%)	[28]
C000054216 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[26]
Percent of Total Long Exposure	2.70%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	5.10%	[28]
C000054216 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	0.10%	[28]
C000088951 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000088951 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	27.00%
C000088951 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088951 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088951 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000088951 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088951 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000088951 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	0.30%
C000088951 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.60%
C000088951 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088951 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088951 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088951 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088951 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.90%
C000088951 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000088951 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.40%
C000088951 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000088951 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088951 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.10%)
Percent of Net Long Exposure	1.70%
C000088951 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	1.30%
C000088951 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088951 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088951 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088951 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.30%
C000088951 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000088951 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088951 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	4.50%
C000088951 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.00%
C000088951 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000088951 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	3.70%
C000088951 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	0.60%
C000088951 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088951 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088951 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088951 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088951 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088951 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088951 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	104.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.10%
C000088951 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000088951 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000054209 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(1.40%)	[32]
Percent of Net Short Exposure	(0.90%)	[33]
C000054209 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
Percent of Total Long Exposure	4.40%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	4.90%	[33]
C000054209 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[31]
Percent of Total Long Exposure	45.70%	[32]
Percent of Total Short Exposure	(16.20%)	[32]
Percent of Net Long Exposure	44.80%	[33]
C000054209 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.90%	[34]
C000054209 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	0.20%	[33]
C000054209 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(0.60%)	[32]
Percent of Net Long Exposure	0.10%	[33]
C000054209 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(1.90%)	[32]
Percent of Net Short Exposure	(0.70%)	[33]
C000054209 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(17.40%)	[32]
Percent of Net Long Exposure	4.80%	[33]
C000054209 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[31]
Percent of Total Long Exposure	5.60%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	7.80%	[33]
C000054209 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.00%	[35]
C000054209 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(25.70%)	[32]
Percent of Net Long Exposure	3.20%	[33]
C000054209 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[31]
Percent of Total Long Exposure	3.20%	[32]
Percent of Total Short Exposure	(3.80%)	[32]
Percent of Net Long Exposure	11.50%	[33]
C000054209 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[31]
Percent of Total Long Exposure	2.20%	[32]
Percent of Total Short Exposure	(2.10%)	[32]
Percent of Net Long Exposure	2.80%	[33]
C000054209 [Member] | Equity Asia Pacific Ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[31]
Percent of Total Long Exposure	3.00%	[32]
Percent of Total Short Exposure	(1.40%)	[32]
Percent of Net Long Exposure	2.90%	[33]
C000054209 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(5.30%)	[32]
Percent of Net Short Exposure	(1.20%)	[33]
C000054209 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(4.00%)	[32]
Percent of Net Short Exposure	(1.30%)	[33]
C000054209 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[31]
Percent of Total Long Exposure	2.70%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	5.10%	[33]
C000054209 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	0.10%	[33]
C000054217 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(1.40%)	[37]
Percent of Net Short Exposure	(0.90%)	[38]
C000054217 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[36]
Percent of Total Long Exposure	4.40%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	4.90%	[38]
C000054217 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[36]
Percent of Total Long Exposure	45.70%	[37]
Percent of Total Short Exposure	(16.20%)	[37]
Percent of Net Long Exposure	44.80%	[38]
C000054217 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.90%	[39]
C000054217 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	0.20%	[38]
C000054217 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(0.60%)	[37]
Percent of Net Long Exposure	0.10%	[38]
C000054217 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(1.90%)	[37]
Percent of Net Short Exposure	(0.70%)	[38]
C000054217 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(17.40%)	[37]
Percent of Net Long Exposure	4.80%	[38]
C000054217 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
Percent of Total Long Exposure	5.60%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	7.80%	[38]
C000054217 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.00%	[40]
C000054217 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(25.70%)	[37]
Percent of Net Long Exposure	3.20%	[38]
C000054217 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[36]
Percent of Total Long Exposure	3.20%	[37]
Percent of Total Short Exposure	(3.80%)	[37]
Percent of Net Long Exposure	11.50%	[38]
C000054217 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[36]
Percent of Total Long Exposure	2.20%	[37]
Percent of Total Short Exposure	(2.10%)	[37]
Percent of Net Long Exposure	2.80%	[38]
C000054217 [Member] | Equity Asia Pacific Ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[36]
Percent of Total Long Exposure	3.00%	[37]
Percent of Total Short Exposure	(1.40%)	[37]
Percent of Net Long Exposure	2.90%	[38]
C000054217 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(5.30%)	[37]
Percent of Net Short Exposure	(1.20%)	[38]
C000054217 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(4.00%)	[37]
Percent of Net Short Exposure	(1.30%)	[38]
C000054217 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[36]
Percent of Total Long Exposure	2.70%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	5.10%	[38]
C000054217 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	0.10%	[38]
C000054208 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(1.40%)	[42]
Percent of Net Short Exposure	(0.90%)	[43]
C000054208 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[41]
Percent of Total Long Exposure	4.40%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	4.90%	[43]
C000054208 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[41]
Percent of Total Long Exposure	45.70%	[42]
Percent of Total Short Exposure	(16.20%)	[42]
Percent of Net Long Exposure	44.80%	[43]
C000054208 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.90%	[44]
C000054208 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	0.20%	[43]
C000054208 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(0.60%)	[42]
Percent of Net Long Exposure	0.10%	[43]
C000054208 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(1.90%)	[42]
Percent of Net Short Exposure	(0.70%)	[43]
C000054208 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(17.40%)	[42]
Percent of Net Long Exposure	4.80%	[43]
C000054208 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[41]
Percent of Total Long Exposure	5.60%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	7.80%	[43]
C000054208 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	5.00%	[45]
C000054208 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(25.70%)	[42]
Percent of Net Long Exposure	3.20%	[43]
C000054208 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[41]
Percent of Total Long Exposure	3.20%	[42]
Percent of Total Short Exposure	(3.80%)	[42]
Percent of Net Long Exposure	11.50%	[43]
C000054208 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[41]
Percent of Total Long Exposure	2.20%	[42]
Percent of Total Short Exposure	(2.10%)	[42]
Percent of Net Long Exposure	2.80%	[43]
C000054208 [Member] | Equity Asia Pacific Ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[41]
Percent of Total Long Exposure	3.00%	[42]
Percent of Total Short Exposure	(1.40%)	[42]
Percent of Net Long Exposure	2.90%	[43]
C000054208 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(5.30%)	[42]
Percent of Net Short Exposure	(1.20%)	[43]
C000054208 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(4.00%)	[42]
Percent of Net Short Exposure	(1.30%)	[43]
C000054208 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[41]
Percent of Total Long Exposure	2.70%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	5.10%	[43]
C000054208 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	0.10%	[43]
C000119775 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000119775 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	27.00%
C000119775 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000119775 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000119775 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000119775 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000119775 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000119775 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	0.30%
C000119775 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.60%
C000119775 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000119775 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000119775 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000119775 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000119775 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.90%
C000119775 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000119775 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.40%
C000119775 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000119775 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000119775 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.10%)
Percent of Net Long Exposure	1.70%
C000119775 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	1.30%
C000119775 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000119775 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000119775 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000119775 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.30%
C000119775 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000119775 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000119775 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	4.50%
C000119775 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.00%
C000119775 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000119775 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	3.70%
C000119775 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	0.60%
C000119775 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000119775 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000119775 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000119775 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000119775 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000119775 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000119775 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	104.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.10%
C000119775 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000119775 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000088952 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000088952 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	27.00%
C000088952 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088952 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088952 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000088952 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088952 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000088952 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	0.30%
C000088952 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.60%
C000088952 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088952 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088952 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088952 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088952 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.90%
C000088952 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000088952 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.40%
C000088952 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000088952 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088952 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.10%)
Percent of Net Long Exposure	1.70%
C000088952 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	1.30%
C000088952 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088952 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088952 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088952 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.30%
C000088952 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000088952 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088952 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	4.50%
C000088952 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.00%
C000088952 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000088952 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	3.70%
C000088952 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	0.60%
C000088952 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088952 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088952 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088952 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088952 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088952 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088952 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	104.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.10%
C000088952 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000088952 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000088953 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000088953 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	27.00%
C000088953 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088953 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088953 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000088953 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088953 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000088953 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	0.30%
C000088953 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.60%
C000088953 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088953 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088953 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088953 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088953 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.90%
C000088953 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000088953 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.40%
C000088953 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000088953 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088953 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.10%)
Percent of Net Long Exposure	1.70%
C000088953 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	1.30%
C000088953 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088953 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088953 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088953 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.30%
C000088953 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000088953 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088953 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	4.50%
C000088953 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.00%
C000088953 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000088953 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	3.70%
C000088953 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	0.60%
C000088953 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088953 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088953 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088953 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088953 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088953 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088953 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	104.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.10%
C000088953 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000088953 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000088955 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000088955 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	27.00%
C000088955 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088955 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088955 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000088955 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088955 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000088955 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	0.30%
C000088955 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.60%
C000088955 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088955 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088955 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088955 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088955 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.90%
C000088955 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000088955 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.40%
C000088955 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000088955 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088955 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.10%)
Percent of Net Long Exposure	1.70%
C000088955 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	1.30%
C000088955 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088955 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088955 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088955 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.30%
C000088955 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000088955 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088955 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	4.50%
C000088955 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.00%
C000088955 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000088955 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	3.70%
C000088955 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	0.60%
C000088955 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088955 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088955 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088955 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088955 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088955 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088955 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	104.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.10%
C000088955 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000088955 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000088954 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000088954 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	27.00%
C000088954 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088954 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088954 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000088954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088954 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000088954 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	0.30%
C000088954 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.60%
C000088954 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088954 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088954 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088954 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088954 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.90%
C000088954 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000088954 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.40%
C000088954 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000088954 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088954 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.10%)
Percent of Net Long Exposure	1.70%
C000088954 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	1.30%
C000088954 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088954 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088954 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088954 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.30%
C000088954 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000088954 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088954 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	4.50%
C000088954 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.00%
C000088954 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000088954 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	3.70%
C000088954 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	0.60%
C000088954 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088954 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088954 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088954 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088954 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088954 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088954 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	104.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.10%
C000088954 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000088954 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000088956 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000088956 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	27.00%
C000088956 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088956 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088956 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000088956 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088956 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000088956 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	0.30%
C000088956 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.60%
C000088956 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088956 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088956 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088956 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088956 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.90%
C000088956 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000088956 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.40%
C000088956 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000088956 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088956 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.10%)
Percent of Net Long Exposure	1.70%
C000088956 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	1.30%
C000088956 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088956 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088956 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088956 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.30%
C000088956 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000088956 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088956 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	4.50%
C000088956 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.00%
C000088956 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000088956 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	3.70%
C000088956 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	0.60%
C000088956 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088956 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088956 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088956 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088956 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088956 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088956 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	104.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.10%
C000088956 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000088956 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000088957 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000088957 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	27.00%
C000088957 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088957 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088957 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000088957 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088957 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000088957 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	0.30%
C000088957 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.60%
C000088957 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088957 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088957 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088957 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088957 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.90%
C000088957 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000088957 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.40%
C000088957 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000088957 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088957 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.10%)
Percent of Net Long Exposure	1.70%
C000088957 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	1.30%
C000088957 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088957 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088957 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088957 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.30%
C000088957 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000088957 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088957 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	4.50%
C000088957 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.00%
C000088957 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000088957 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	3.70%
C000088957 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	0.60%
C000088957 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088957 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088957 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088957 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088957 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088957 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088957 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	104.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.10%
C000088957 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000088957 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000088958 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000088958 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	27.00%
C000088958 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088958 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088958 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000088958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088958 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000088958 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	0.30%
C000088958 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.60%
C000088958 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088958 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088958 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088958 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088958 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.90%
C000088958 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000088958 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.40%
C000088958 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.10%
C000088958 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088958 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.10%)
Percent of Net Long Exposure	1.70%
C000088958 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	1.30%
C000088958 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088958 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088958 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088958 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.30%
C000088958 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000088958 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088958 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	4.50%
C000088958 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.00%
C000088958 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000088958 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	3.70%
C000088958 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	0.60%
C000088958 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.30%
C000088958 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088958 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(120.30%)
Percent of Net Short Exposure	(110.50%)
C000088958 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088958 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088958 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.90%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	99.10%
C000088958 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	104.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.10%
C000088958 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000088958 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%

[1]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[2]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[3]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[4]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[5]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[6]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[7]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[8]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[9]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[10]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[11]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[12]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[13]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[14]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[15]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[16]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[17]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[18]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[19]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[20]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[21]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[22]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[23]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[24]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[25]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[26]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[27]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[28]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[29]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[30]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[31]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[32]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[33]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[34]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[35]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[36]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[37]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[38]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[39]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[40]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[41]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[42]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[43]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[44]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[45]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.